N-4	Dec. 30, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Soloist
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective August 21, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
abrdn Global Absolute Return Strategies Fund - Institutional Service Class	abrdn Infrastructure Debt Fund - Institutional Service Class

Soloist | abrdnGlobalAbsoluteReturnStrategiesFundInstitutionalServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	abrdn Infrastructure Debt Fund - Institutional Service Class